Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Other assets, fair value (in dollars)	$ 9,162	$ 8,205
Class A-1
Membership interests, authorized	0	1,964,826
Membership interests issued	0	1,964,826
Membership interests outstanding	0	1,964,826
Class A-2
Membership interests, authorized	0	101,381,332
Membership interests issued	0	101,381,332
Membership interests outstanding	0	99,855,666
Virtu Financial, LLC and subsidiaries
Other assets, fair value (in dollars)		$ 8,205	$ 7,318
Virtu Financial, LLC and subsidiaries | Class A-1
Membership interests, authorized		1,964,826	1,964,826
Membership interests issued		1,964,826	1,964,826
Membership interests outstanding		1,964,826	1,964,826
Virtu Financial, LLC and subsidiaries | Class A-2
Membership interests, authorized		101,381,332	100,627,010
Membership interests issued		101,381,332	100,627,010
Membership interests outstanding		99,855,666	99,459,345